Capital Stock	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Capital Stock

Note 9 – Stockholders’ Equity

As of June 30, 2015 the aggregate number of shares of capital stock which we have the authority to issue is two hundred and sixty million (260,000,000), consisting of two hundred and fifty million (250,000,000) shares of common stock, par value of $0.001 per share (the “common stock”), and ten million (10,000,000) shares of preferred stock, par value $0.001 per share (“preferred stock”).

As part of the Merger, all of the outstanding 1,000,000 shares of commons stock of Content Checked were converted into 24,000,000 shares of our common stock.

In accordance with Accounting Standards Codification (“ASC”) 805-10-40, Business Combinations – Reverse Acquisitions, Content Checked was the acquiring entity for accounting purposes. While the transaction is accounted for using the purchase method of accounting, in substance the transaction was a recapitalization of 30,573,200 common stock of our capital structure.

In connection with the Merger and pursuant to the Split-Off Agreement, we transferred our pre-Merger assets and liabilities to our pre-Merger majority stockholders, in exchange for the surrender by them and cancellation of 24,400,000 shares of our common stock and as a result, existing stockholders retained 6,173,200 common shares.

All reference to Common Stock shares and per share amounts have been retroactively restated to effect the reverse acquisition as if the transaction had taken place as of the beginning of the earliest period presented.

Also on April 17, 2015, in connection with the closing of the Merger, we sold 333,400 shares of our common stock for the net proceeds of $163,700, converted the Secured Bridge Note of $250,000 into 625,000 shares of our common stock and converted the Unsecured Bridge Notes totaling $1,503,450 into 3,341,000 shares of our common stock, resulting in the total issuance of 4,299,400 shares of our common stock.

As of June 30, 2015 and March 31, 2015, there were 34,472,602 and 24,000,000 shares of our common stock issued and outstanding, respectively, and no preferred stock issued and outstanding.

NOTE 6 - STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company’s Board of Directors authorized, and stockholders holding approximately 79.8% of the outstanding shares of our common stock, par value $0.001, approved by written consent, in accordance with Nevada corporate law, the filing of a Certificate of Amendment to our Articles of Incorporation (the “Certificate”) with the Secretary of State of the State of Nevada, which (i) changed our name from Vesta International Corp. to Content Checked Holdings, Inc., and (ii) increased our authorized capital stock as described below. The Certificate was filed and was effective for corporate law purposes on December 18, 2014.

We may issue shares of Preferred Stock from time to time in one or more series, each of which will have such distinctive designation or title as shall be determined by our Board of Directors and will have such voting powers, full or limited, or no voting powers, and such preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof, as shall be stated in the resolution or resolutions providing for the issue of such class or series of preferred stock as may be adopted from time to time by our Board of Directors. Our Board of Directors will have the power to increase or decrease the number of shares of Preferred Stock of any series subsequent to the issuance of shares of that series, but not below the number of shares of such series then outstanding. In case the number of shares of any series shall be decreased, the shares constituting such decrease will resume the status of authorized but unissued shares of Preferred Stock.

While we do not currently have any plans for the issuance of Preferred Stock, the issuance of such Preferred Stock could adversely affect the rights of the holders of Common Stock and, therefore, reduce the value of the Common Stock. It is not possible to state the actual effect of the issuance of any shares of Preferred Stock on the rights of holders of the Common Stock until and unless our Board of Directors determines the specific rights of the holders of the Preferred Stock; however, these effects may include: restricting dividends on the Common Stock, diluting the voting power of the Common Stock, impairing the liquidation rights of the Common Stock, or delaying or preventing a change in control of the Company without further action by the stockholders.

Common Stock

The Company’s Board of Directors authorized, and stockholders holding approximately 79.8% of the outstanding shares of our Common Stock approved by written consent, in accordance with Nevada corporate law, the filing of a Certificate of Amendment to our Articles of Incorporation (the “Certificate”) with the Secretary of State of the State of Nevada, which (i) changed our name from Vesta International Corp. to Content Checked Holdings, Inc., and (ii) increased our authorized capital stock as described below. The Certificate was filed and was effective for corporate law purposes on December 18, 2014.

The Certificate changed the aggregate number of shares of capital stock which we shall have the authority to issue to two hundred and sixty million (260,000,000) shares, consisting of two hundred and fifty million (250,000,000) shares of common stock, par value of $0.001 per share (“Common Stock”), and ten million (10,000,000) shares of preferred stock, par value $0.001 per share (the “Preferred Stock”).

Our Board of Directors declared a 2.44-for-1 forward stock split on our Common Stock, in the form of a dividend, with a record date of January 20, 2015, a payment date of January 26, 2015, an ex-dividend date of January 27, 2015. The stock split entitled each of our shareholders as of the record date to receive 2.44 additional shares of common stock for each one share owned. Additional shares issued as a result of the stock split were distributed on the payment date.

All references in this registration statement, of which this prospectus forms a part, to the number of shares issued and outstanding in these financial states have been retrospectively restated for the forward split.

On March 19, 2013, the Company issued 24,400,000 shares of its Common Stock at approximately $0.0004 per share for total proceeds of $10,000.

During February 2014, the Company issued 6,173,200 shares of its common stock at approximately $0.004 per share for total proceeds of $25,300.

As of March 31, 2015 and 2014, there were 30,573,200 shares of our common stock issued and outstanding.

Stock Split

Our Board of Directors declared a 2.44 for-1 forward stock split on our Common Stock, in the form of a dividend, with a record date of January 20, 2015, a payment date of January 26, 2015, an ex-dividend date of January 27, 2015. The stock split entitled each of our shareholders as of the record date to receive 2.44 additional shares of common stock for each one share owned. Additional shares issued as a result of the stock split were distributed on the payment date. As of the ex-dividend date, the Common Stock began trading on a post-split adjusted basis.

Content Checked Inc [Member]
Capital Stock

Note 8 – Capital Stock

The total number of shares of all classes of capital stock, which the Company is authorized to issue, is 1,000,000 shares, consisting of 1,000,000 shares of common stock, no par value. During the period from July 19, 2013 (inception) to March 31, 2014, the Company issued 962,000 shares of common stock to its founders. During that period, the Company also sold 38,000 shares to investors for proceeds of $310,000. During the year ended March 31, 2015 no new shares were issued.

As of March 31, 2015 there were 1,000,000 shares of common stock issued and outstanding.